Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Components of Premises and Equipment Included in Consolidated Balance Sheets

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2013 and December 31, 2012, consisted of the following:

	2013	2012
Land	$6,526	5,560
Land improvements	575	558
Buildings	20,257	20,257
Construction in process	582	—
Furniture and equipment	6,696	7,427

	34,636	33,802
Less accumulated depreciation	11,528	11,245

Premises and equipment, net	$23,108	22,557